Stock-Based Compensation (Details) - Schedule of stock options activity - USD ($) $ / shares in Units, $ in Thousands		3 Months Ended	12 Months Ended
	Dec. 31, 2018	Mar. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Schedule of stock options activity [Abstract]
Options opening balance	21,104,193	22,336,005	18,155,454
Weighted average exercise price opening balance	$ 0.97	$ 1.24	$ 0.75
Weighted average contract life opening balance	8 years 255 days	7 years 109 days
Aggregate Intrinsic Value opening balance	$ 42,316	$ 126,186	$ 100,633
Options ending balance			22,336,005	18,155,454
Weighted average exercise price ending balance			$ 1.24	$ 0.75
Weighted average contract life ending balance			7 years 109 days	7 years 219 days
Aggregate Intrinsic Value ending balance			$ 100,633	$ 40,572
Options Vested and expected to vest December 31, 2020		22,815,643	22,336,005
Weighted average exercise price Vested and expected to vest December 31, 2020		$ 1.39	$ 1.24
Weighted average contract life Vested and expected to vest December 31, 2020		7 years 36 days	7 years 109 days
Aggregate Intrinsic Value Vested and expected to vest December 31, 2020		$ 126,186	$ 100,633
Options Exercisable at December 31, 2020		17,634,733	16,153,180
Weighted average exercise price Exercisable at December 31, 2020			$ 0.79
Weighted average contract life Exercisable at December 31, 2020			6 years 255 days
Aggregate Intrinsic Value Exercisable at December 31, 2020			$ 80,155
Options Granted		511,102	6,065,714	128,909
Weighted average exercise price Granted		$ 7.84	$ 2.84	$ 2.98
Options Exercised			(140,996)	(137,044)
Weighted average exercise price Exercised			$ 2.98	$ 0.56
Options Forfeited		(31,464)	(1,744,167)	(2,940,604)
Weighted average exercise price Forfeited			$ 1.67	$ 2.50